Inventories - Summary Inventories comprise (Details) - CNY (¥) ¥ in Thousands		Jun. 30, 2025	Dec. 31, 2024
Classes of current inventories [abstract]
Production supplies		¥ 73,047	¥ 76,961
Work in progress	[1]	216,882	127,744
Inventories		¥ 289,929	¥ 204,705

[1]	Work in progress represents vehicles in the process of deployment.